RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Related party transactions
The following amounts are included in Due from affiliates:

		2016		2015
(unaudited - millions of Canadian $)	Maturity Date	Outstanding September 30	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Discount Notes[1]	November 2016	2,392	0.9%	2,376	0.9%
Credit Facility[2]	Demand	—	—	100	2.7%
		2,392		2,476

1	Issued to TransCanada. Interest on the discount notes is equivalent to current commercial paper rates.

2	Issued to TransCanada. This facility is repayable on demand and bears interest at the prime rate per annum.
In 2016, Interest income and other included $16 million as a result of inter-affiliate lending to TransCanada (2015 - $29 million; 2014 - $37 million).
At December 31, 2016, Accounts receivable included nil due from TransCanada (December 31, 2015 - $13 million).
The following amounts are included in Due to affiliates:
Insert Title Here

		2016		2015
(unaudited - millions of Canadian $)	Maturity Date	Outstanding September 30	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	December 2016	—	—	311	3.5%
Credit Facility[2]	Demand	2,358	2.7%	—	—
		2,358		311

1	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at the prime rate per annum.

2
TransCanada has an unsecured $3.0 billion credit facility with TCPL. Interest on this facility is charged at prime rate per annum. This credit facility includes $1.8 billion due to TransCanada related to the acquisition of Columbia. Refer to Note 5, Acquisition of Columbia for more information.

In 2016, Interest expense included $22 million of interest charges as a result of inter-affiliate borrowing (2015 - $28 million; 2014 - $37 million).
At December 31, 2016, Accounts payable and other included $3 million due to TransCanada (December 31, 2015 - $12 million).
The company made interest payments of $20 million to TransCanada in 2016 (2015 - $29 million; 2014 - $37 million).